UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:   12/31/06
                                                       ----------

Check  here  if  Amendment  [  ];  Amendment  Number:
  This  Amendment  (Check  only  one.):  [    ] is a restatement.
                                         [    ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -----------------------------
Address:  355  Maple  Avenue
          -----------------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number:  28-  4718
                              ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        ----------------------------------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/  Mark  R.  Cummins     Harleysville, PA     January 22, 2007
    ------------------------   ------------------   ------------------
           [Signature]           [City,  State]           [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number     Name

     28-
        ---------                ---------------------------------
     [Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE


Report  Summary:


Number of Other Included Managers:            0
                                         --------

Form 13F Information Table Entry Total:     39
                                         --------

Form 13F Information Table Value Total:  $377,537
                                         --------
                                      (in thousands)


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

    No.           Form 13F File Number      Name

       0          28-4718                         NONE.
      ---            ----                   ----------------
     [Repeat  as  necessary]

HARLEYSVILLE  GROUP  INC
December  31,  2006
FORM  13F  INFORMATION  TABLE




COLUMN 1                    COLUMN 2         COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
-----------------------     --------------   -----------   --------  --------------------  ----------  --------  -----------------
                                                            VALUE    SHARES/    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP         (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------     --------------   -----------   --------  --------   ---  ----  ----------  --------  -----------------

AIR PRODUCTS AND CHEMICALS   COM             009158-10-6       897      12,760   SH         SOLE         N/A      12,760
ALLSTATE CORP                COM             020002-10-1     1,578      24,240   SH         SOLE         N/A      24,240
AMERICAN INTL GROUP INC.     COM             026874-10-7     1,702      23,750   SH         SOLE         N/A      23,750
AMGEN INC                    COM             031162-10-0     1,945      28,470   SH         SOLE         N/A      28,470
BANK NEW YORK INC            COM             064057-10-2     1,017      25,830   SH         SOLE         N/A      25,830
BARCLAYS GLOBAL INVESTORS    EQUITY MUT FD   BGIATILT6      83,841     532,781   SH         SOLE         N/A     532,781
CANADIAN NATL RY CO          COM             136375-10-2       997      23,160   SH         SOLE         N/A      23,160
CHEVRONTEXACO CORP           COM             166764-10-0     2,371      32,243   SH         SOLE         N/A      32,243
CINCINNATI FINL CORP         COM             172062-10-1       619      13,665   SH         SOLE         N/A      13,665
CISCO SYSTEMS INC            COM             17275R-10-2     2,517      92,090   SH         SOLE         N/A      92,090
CITIGROUP INC                COM             172967-10-1     3,032      54,433   SH         SOLE         N/A      54,433
DISNEY (WALT) COMPANY        COM             254687-10-6     2,680      78,200   SH         SOLE         N/A      78,200
EXXON MOBIL CORP             COM             30231G-10-2     2,967      38,723   SH         SOLE         N/A      38,723
GENERAL ELECTRIC COMPANY     COM             369604-10-3     2,484      66,760   SH         SOLE         N/A      66,760
HARBOR FUND                  EQUITY MUT FD   411511-30-6    19,456     313,601   SH         SOLE         N/A     313,601
HARLEYSVILLE NATIONAL CORP   COM             412850-10-9     5,748     297,679   SH         SOLE         N/A     297,679
HARLEYSVILLE SAVINGS ASSN    COM             412856-10-6     2,287     123,748   SH         SOLE         N/A     123,748
HARTFORD FINL SVCS GROUP     COM             416515-10-4       748       8,015   SH         SOLE         N/A       8,015
HOME DEPOT INC               COM             437076-10-2     1,411      35,145   SH         SOLE         N/A      35,145
ILLINOIS TOOL WORKS INC      COM             452308-10-9       378       8,180   SH         SOLE         N/A       8,180
INTEL CORPORATION            COM             458140-10-0     1,281      63,235   SH         SOLE         N/A      63,235
IBM CORPORATION              COM             459200-10-1     1,483      15,260   SH         SOLE         N/A      15,260
JP MORGAN CHASE & CO         COM             46625H-10-0     1,678      34,734   SH         SOLE         N/A      34,734
JOHNSON & JOHNSON            COM             478160-10-4     2,189      33,155   SH         SOLE         N/A      33,155
LOWES COS INC                COM             548661-10-7       789      25,340   SH         SOLE         N/A      25,340
MEDTRONIC INC                COM             585055-10-6       986      18,435   SH         SOLE         N/A      18,435
MICROSOFT CORPORATION        COM             594918-10-4     2,709      90,730   SH         SOLE         N/A      90,730
PEPSICO INC                  COM             713448-10-8       616       9,845   SH         SOLE         N/A       9,845
PFIZER INC                   COM             717081-10-3       647      24,998   SH         SOLE         N/A      24,998
PROCTER & GAMBLE CO          COM             742718-10-9     2,284      35,544   SH         SOLE         N/A      35,544
QUALCOMM INC                 COM             747525-10-3     1,207      31,940   SH         SOLE         N/A      31,940
SCHLUMBERGER LTD             COM             806857-10-8     1,948      30,843   SH         SOLE         N/A      30,843
UNITED TECHNOLOGIES CORP     COM             913017-10-9     1,173      18,770   SH         SOLE         N/A      18,770
VANGUARD INTL GROWTH - A    INTL GROWTH FD   921910-50-1    27,138     357,548   SH         SOLE         N/A     357,548
VANGUARD INSTL INDEX FD      EQUITY MUT FD   922040-10-0   155,698   1,201,463   SH         SOLE         N/A   1,201,463
VANGUARD MID CAP INDEX FNDS  EQUITY MUT FD   922908-83-5    16,445     829,304   SH         SOLE         N/A     829,304
VANGUARD SMALL CAP INDX FD   EQUITY MUT FD   922908-87-6    16,248     497,641   SH         SOLE         N/A     497,641
WALGREEN COMPANY             COM             931422-10-9     2,090      45,535   SH         SOLE         N/A      45,535
WELLS FARGO & CO NEW         COM             949746-10-1     2,253      63,370   SH         SOLE         N/A      63,370
